LICENSE AGREEMENTS (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 28, 2021	Apr. 06, 2016	Jun. 30, 2021	Dec. 31, 2020
License Agreement [Line Items]
Initial Contribution Received In Related To Joint Venture			$ 3,000,000	$ 3,000,000
Initial Equity Stake			51.00%	51.00%
Additional Proceeds From License Fees Received			$ 1,000,000.0	$ 1,000,000.0
Description of Equity Ownership Interest			RegeneRx’s ownership interest in ReGenTree was reduced from 49% to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of a BLA for DES in the U.S. (Tβ4 is now regulated as a biologic rather than as a new drug entity, see page 19). In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of a BLA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties.	RegeneRx’s ownership interest in ReGenTree was reduced to 38.5% when the Clinical Study Report was filed for the Phase 2/3 dry eye clinical trial. Based on when, and if, certain additional development milestones are achieved in the U.S. with RGN-259, our equity ownership may be incrementally reduced to between 38.5% and 25%, with 25% being the final equity ownership upon approval of a BLA for DES in the U.S. In addition to our equity ownership, RegeneRx retains a royalty on net sales that varies between single and low double digits, depending on whether commercial sales are made by ReGenTree or a licensee. In the event ReGenTree is acquired or there is a change of control that occurs following achievement of a BLA, RegeneRx shall be entitled to a minimum of 40% of all proceeds paid or payable and will forgo any future royalties.
Revenue, Judgment			Revenue is being recognized on a straight-line basis over a period of 30 years	Revenue is being recognized on a straight-line basis over a period of 30 years
IPO [Member]
License Agreement [Line Items]
Gross proceeds	$ 270,000,000
RGN-259 Agreement [Member]
License Agreement [Line Items]
Milestone Payments			$ 3,500,000	$ 3,500,000
RGN-137 Agreement [Member]
License Agreement [Line Items]
Capitalized Contract Cost, Amortization Period				23 years
Milestone Payments			$ 3,500,000	$ 3,500,000
Minimum [Member]
License Agreement [Line Items]
Capitalized Contract Cost, Amortization Period			23 years	23 years
ReGen Tree [Member]
License Agreement [Line Items]
Proceeds from Royalties Received		$ 250,000
Capitalized Contract Cost, Amortization Period				30 years